PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2013
Cost:
Office furniture and equipment	$29	$21
Computers and electronic equipment	112	77
Laboratory equipment	49	31
Leasehold improvements	66	29
	256	158
Accumulated depreciation:
Office furniture and equipment	8	7
Computers and electronic equipment	70	52
Laboratory equipment	24	22
Leasehold improvements	12	7
	114	88
Depreciated cost	$142	$70

Depreciation expenses for the years ended December 31, 2014 and 2013 were $26 and $24, respectively.